Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 316,509	kr 330,710
Fair value of financial liabilities	297,822	313,433
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	268,939	274,552
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	16,021	25,395
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	53,386	72,783
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	21,178	29,744
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	32,208	43,039
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	37,365
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	6,812
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	30,553
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	16,021
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	14,366
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	1,655
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	67,630	63,380
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	33,354	33,582
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	33,650	28,220
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	626	1,578
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,381	22,266
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,381
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	9,836
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	3,545
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Fair value of financial assets	47,796	33,551
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	47,796
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	23,518
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	24,278
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,453	kr 7,563
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,453
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	5,827
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 626